Commitments and Contingent Liabilities (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Commitments and Contingent Liabilities (Textual)
Annual lease payments payable	$ 124
Minimum annual lease payments	$ 85
Operating lease agreements term	36 months
Deposits	$ 13